Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Level I [Member]
Assets:
Money Market Funds	$ 4,750	$ 11,671
Liabilities:
July Investment Agreement Derivative
CPU Share Allocation Obligation
Level II [Member]
Assets:
Money Market Funds
Liabilities:
July Investment Agreement Derivative
CPU Share Allocation Obligation
Level III [Member]
Assets:
Money Market Funds
Liabilities:
July Investment Agreement Derivative		379,205
CPU Share Allocation Obligation		$ 292,680